Related Party Transactions (Detail Textuals) - DHL International GmbH - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Expenses included in cost of revenue	$ 90,315	$ 53,861	$ 26,106
Accounts payable and accrued expenses	$ 21,515	$ 17,178